Loss/(gain) on foreign currency exchange	12 Months Ended
Mar. 31, 2020
Foreign Currency [Abstract]
Loss/(gain) on foreign currency exchange

15. Loss/(gain) on foreign currency exchange

Loss/(gain) on foreign currency exchange consists of the following:

	Year ended March 31,
	2018	2019	2020	2020
	(INR)	(INR)	(INR)	(US$)
	(In million)
Unrealized loss on foreign currency loans	12	226	258	3.4
Realized (gain) loss on foreign currency loans	(74)	(48)	18	0.2
Unrealized loss on derivative instruments	46	21	—	—
Realized loss on derivative instruments	32	49	109	1.4
Other loss on foreign currency exchange	30	193	127	1.7
Total	46	441	512	6.7